Significant Vendors	12 Months Ended
Jan. 31, 2018
Significant Vendors [Abstract]
Significant Vendors
Significant Vendors
As shown in the table below, a significant portion of our merchandise purchases were made from six vendors:

	Year ended January 31,
	2018	2017	2016
Vendor A	27.6%	26.5%	29.1%
Vendor B	14.8	17.6	17.9
Vendor C	6.5	5.8	4.7
Vendor D	5.3	5.4	4.1
Vendor E	4.1	4.0	3.2
Vendor F	3.8	3.7	3.1
	62.1%	63.0%	62.1%

The vendors shown above represent the top six vendors with the highest volume in each period shown. The same vendor may not necessarily be represented in all periods presented.